Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended
	Mar. 15, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class A Common Stock [Member]	Dec. 31, 2012 Purchased call options [Member]	Dec. 31, 2012 Loans Payable [Member]	Jun. 29, 2011 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2012 Loans Payable [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2012 Loans Payable [Member] Base Rate [Member] Minimum [Member]	Dec. 31, 2012 Loans Payable [Member] Base Rate [Member] Maximum [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Jun. 29, 2011 Line of Credit [Member]	Dec. 31, 2012 Borrowing Base A Loan [Member]	Dec. 31, 2012 Borrowing Base B Loan [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member]	Dec. 31, 2012 Convertible Senior Subordinated Notes [Member]
Line of Credit Facility [Line Items]
Term Credit Agreement			$ 100,000,000	$ 100,000,000				$ 100,000,000							$ 200,000,000
Borrowings term period								3 years							1 year
Initiation date of term loan credit agreement							Jun. 29, 2011						Jun. 29, 2011
Interest rate of credit agreement							2.72%		2.50%	3.00%	1.50%	2.00%
Percentage points added to interest rate base							2.50%
Interest rate base							LIBOR
Payment date of term credit Agreement							Jun. 28, 2013
Margin rate on borrowings																1.50%	2.00%
Revolving Credit Agreement																		200,000,000
Period of commitment fee charged														annual
Commitment fee percentage of average daily amount unused portion of revolving credit agreement			0.25%
Issuance costs of notes													2,200,000						8,500,000
Issue of cash convertible senior subordinated notes		375,000,000
Cash convertible senior subordinated notes due date		Mar. 15, 2015
Shareholder dilution up to a price per share		$ 31.50
Notes bear interest rate per year			3.50%
Date of commencing of notes			Sep. 15, 2010
Date of mature of notes			Mar. 15, 2015
Recognized original issue discount			73,800,000
Effective annual interest rate of notes			7.90%
Notes convertible based on initial conversion rate of shares			47.9185
Class A common stock per principal amount of notes			1,000
Initial conversion price per share			$ 20.87
Initial conversion premium over closing sale			32.50%
Closing sale price of common stock on NASDAQ			$ 15.75
Percentage of price equal to principal amount of notes			100.00%
Amount paid to enter into privately negotiated cash convertible note hedge transactions			73,700,000
Number of shares subject to adjustment of common stock			18,000,000
Common stock strike price					20.87
Fair value of purchased call options			1,445,437,000	1,703,640,000		200,000
Proceeds from sale of warrant	15,000,000
Common stock subject to adjustments strike price per share	$ 24.10
Percentage of common stock subject to adjustment of premium over closing price	100.00%
Initial valuation of embedded conversion derivative			73,800,000
Fair value of the embedded conversion derivative			200,000
Unamortized original issue discount on debt			36,200,000
Cash convertible senior subordinated notes, carrying value			$ 338,800,000